SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended
	Feb. 28, 2020	Apr. 21, 2020	Feb. 21, 2020	Mar. 25, 2020	Mar. 31, 2020	Apr. 22, 2020
Subsequent Events (Textual)
Cash advance						$ 50,000
Boris Goldstein [Member]
Subsequent Events (Textual)
Number of common stock issued				800,000
Vadim Saharov [Member]
Subsequent Events (Textual)
Annual Salary				$ 60,000
Non-Convertible Promissory Note [Member]
Subsequent Events (Textual)
Debt instrument, face amount			$ 20,000
Interest rate			12.00%
Interest rate term			Computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the Maturity Date.
Maturity Date			Jul. 01, 2020
Existing Convertible Promissory Note [Member]
Subsequent Events (Textual)
Maturity Date Description	Note in the principal amount of $130,000, provides for the maturity date thereof to be extended to February 5, 2021, subject to earlier conversion pursuant to the terms of such Note.
Existing Convertible Promissory Note One [Member]
Subsequent Events (Textual)
Maturity Date Description	Note in the principal amount of $100,000, provides for the maturity date thereof to be extended to January 18, 2021, subject to earlier conversion pursuant to the terms of such Note. Other than as set forth in each Allonge, the terms of the Notes remain the same.
Convertible Grid Notes [Member]
Subsequent Events (Textual)
Interest rate					12.00%
Maturity Date Description					The unpaid outstanding principal amount and accrued and unpaid interest under the Grid Notes shall be convertible at any time prior to the Maturity Date at the election of the Grid Investors into such number of shares of the Company’s common stock obtained by dividing the amount so converted by $1.00 (the “Conversion Price”).
Subsequent Event [Member] | Convertible Grid Notes [Member]
Subsequent Events (Textual)
Debt instrument, face amount		$ 125,000
Number of common stock issued		750,000
Convertible promissory note, description		An existing stockholder of the Company, pursuant to which Brown agreed to advance to the Company the aggregate principal amount of $125,000 (the “Brown Aggregate Advance”, and together with the Caleca Aggregate Advance, the “Aggregate Advance”). The Company also issued to Brown a common stock purchase warrant (the “Brown Warrant”, and together with the Caleca Warrant, the “2020 Warrants”), granting Brown the right to purchase up to 750,000 shares of the Company’s common stock at a per share exercise price of $0.80 (subject to adjustment as set forth in the Brown Warrant).
Common stock exercise price		$ 0.80
Subsequent Event [Member] | Grid Investors [Member]
Subsequent Events (Textual)
Cash advance						$ 25,000